Victory Market Neutral Income Fund Expense Example - Class A Class C Class I Shares [Member] - Victory Market Neutral Income Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 648
Expense Example, with Redemption, 3 Years	806
Expense Example, with Redemption, 5 Years	977
Expense Example, with Redemption, 10 Years	1,473
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	948
Expense Example, with Redemption, 10 Years	1,820
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	$ 676